Share-based Compensation - Non-vested Restricted Shares - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 20, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	May 31, 2017	Mar. 31, 2017	Apr. 03, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares		743,268	1,112,001	693,333
Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation		$ 13,730,000			$ 2,421,000			$ 840,000
Compensation expense		$ 5,366,000	$ 2,826,000	$ 5,179,000
Non-Vested Restricted Shares | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares						2,100,000	2,100,000
Non-Vested Restricted Shares | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	50,000	50,000	62,500
Non-Vested Restricted Shares | Independent Directors | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	33.33%
Non-Vested Restricted Shares | Management and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted		121,000	694,500
Non-Vested Restricted Shares | Management and Employees | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		20.00%	20.00%
Non-Vested Restricted Shares | Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares					134,516